FAM Value Fund  (FAMVX)

Summary Prospectus

May 1, 2015

Before  you  invest,  you  may  want  to  review  the  Fund’s  prospectus,  which  contains  more  information  about  the  Fund  and  its risks.   You can find the Fund’s prospectus and other information about the Fund online at http://www.famfunds.com/applications-literature-reports-fam-funds/index.cfm.   You  may  also  obtain  this  information  about  the  Fund  at  no  cost  by  calling 800.932.3271 or by sending an email request to info@famfunds.com.  The Fund’s full prospectus and Statement of Additional Information, dated May 1, 2015, are incorporated by reference into this summary prospectus.

Investment Objective

FAM Value Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load ) on purchases

None

Maximum deferred sales charge (load)

None

Redemption fee

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

None

Other Expenses

0.18%

Total Annual Fund Operating Expenses

1.18%

Expense Example:   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$120

$375

$649

$1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).   A  higher  portfolio  turnover  rate  may  indicate  higher  transaction  costs  and  may  result  in  higher  taxes when  Fund  shares  are  held  in  a  taxable  account.   These  costs,  which  are  not  reflected  in  annual  fund  operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.08% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in  making  its  common  stock  selections.   This  approach  is  based  on  Fenimore’s  belief  that  at  any  given  point  in time  the  stock  price  of  a  company  may  sell  below  the  company’s  “true  business  worth”.   Factors  considered  in evaluating  the  true  business  worth  include  the  company’s  current  earnings  and  Fenimore’s  opinion  as  to  its  future earnings potential.  After identifying a company whose securities are determined to have a favorable price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such  securities  until  the  “true  business  worth”  nears  themarket price of the company’s securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest  in  the securities  of  issuers  of  all  sizes  and  market  capitalizations.   The  Fund  may  also  invest  in  the  securities  of  both domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including  exchange-traded funds (“ETFs”).

Principal Risks

• Stock Market Risk -   the value of stocks fluctuate in response to the activities of individual companies and general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended  periods  of  time. Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk  - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk -the  Fund may invest in securities of foreign issuers that are traded in foreign markets ormay be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S.  securities  may  involve  additional  risk  including  exchange  rate  fluctuation,  political  or  economic  instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

• Investment  in  Other  Investment  Companies  Risk  –  the  Fund  may  invest  in  shares  of  other  investment  companies,  including  ETFs.   Shareholders  of  the  Fund  will  indirectly  be  subject  to  the  fees  and  expenses  of  the  other investment  companies in which the Fund invests.   In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance since 2005.  The table shows the Fund’s average annual returns    (before and after  taxes  )  for  the  one  year,  five  year  and  ten  year  periods  compared  to  those  of  the  Russell  MidCap  Index,  the Fund’s primary benchmark index.  The Fund’s past performance (before and after taxes) is not necessarily an indication  of  how  the  Fund  will  perform  in  the  future.   Updated  performance  information  may  be  obtained  at  the Fund’s website famfunds.com.

Return for the Year Ended December 31,

2005

5.56%

2006

8.73%

2007

-0.79%

Best Quarter

4Q’11

13.34%

2008

-28.68%

Worst Quarter

4Q’08

-20.68%

2009

22.18%

2010

17.02%

2011

-0.41%

2012

11.39%

2013

32.96%

2014

13.41%

Average Annual Total Returns

As of December 31, 2014

1-Year

5-Year

10-Year

Return Before Taxes

13.41%

14.38%

6.86%

Return After Taxes on Distributions

12.27%

13.75%

6.24%

Return After Taxes on Distributions and Sale of Fund Shares

9.32%

11.99%

5.63%

Russell MidCap Index

13.22%

17.19%

9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income  tax  rates,  and  do  not  reflect  the  impact  of  state  and  local  taxes.   Actual  after-tax  returns  depend  on  the investor’s  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to  investors who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual  retirement accounts, or to investors who are tax exempt.

Fund Management

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:

Thomas O. Putnam, Chairman and John D. Fox, CFA of Fenimore Asset Management, Inc.

Mr. Putnam has managed the Fund since 1987.

Mr. Fox has co-managed the Fund since 2000.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account.  The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund  distributions  are  taxable,  and  will  be  taxed  as  ordinary  income  or  capital  gains,  unless  you  are  investing through  a  tax-deferred  arrangement,  such  as  a  401(k)  plan  or  an  individual  retirement  account.   Such  tax-deferred arrangements may be taxed upon withdrawals made from those arrangments.

Financial Intermediary Compensation

If  you  purchase  Fund  shares  through  a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the  Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.